Vessels and subsidiaries - Vessels and time charter contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Advances for vessels under construction	$ 114,759	$ 43,638
Net book value of vessels and time charter contracts	1,444,146	1,177,521
Total Cost [Member]
Property, Plant and Equipment
Vessels and time charter contracts cost	1,568,729
Additions	390,471	11,093
Transferred from vessels under construction	92,964	385,251
Transferred to asset held for sale	(23,321)	(62,275)
Disposals	(218,684)	(106,920)
Vessels and time charter contracts cost	1,810,158	1,568,729
Total Accumulated Depreciation and Impairment [Member]
Property, Plant and Equipment
Transferred to asset held for sale	2,570	39,059
Impairment charge	8,540	78,200
Disposals	127,534	86,985
As of end of period	(366,013)	(391,209)
As of beginning of period	(391,209)
Charge for the period	(96,367)	(84,069)
Impairment charge	(8,540)	(78,200)
Vessel Cost [Member]
Property, Plant and Equipment
Transferred from vessels under construction	91,264	376,751
Transferred to asset held for sale	(21,585)	(62,275)
Disposals	(203,123)	(92,344)
As of end of period	1,767,117	1,534,496
As of beginning of period	1,534,496
Additions	366,064	0
Vessel Accumulated Depreciation and impairment [Member]
Property, Plant and Equipment
Transferred to asset held for sale	2,014	39,059
Disposals	116,873	72,409
As of end of period	(359,066)	(384,520)
As of beginning of period	(384,520)
Charge for the period	(84,893)	(74,385)
Impairment charge	(8,540)	(78,200)
Impairment charge	8,540	78,200
Vessel Net Book Value [Member]
Property, Plant and Equipment
As of end of period	1,408,051	1,149,976
Drydock Cost [Member]
Property, Plant and Equipment
Transferred from vessels under construction	1,700	8,500
Transferred to asset held for sale	(1,736)	0
Disposals	(15,562)	(11,477)
As of end of period	36,441	27,632
As of beginning of period	27,632
Additions	24,406	11,093
Drydock Accumulated Depreciation and impairment [Member]
Property, Plant and Equipment
Transferred to asset held for sale	556	0
Disposals	10,661	11,477
As of end of period	(3,731)	(4,451)
As of beginning of period	(4,451)
Charge for the period	(10,497)	(8,465)
Drydock Net Book Value [Member]
Property, Plant and Equipment
As of end of period	32,710	23,181
Time Charter Contracts Cost [Member]
Property, Plant and Equipment
As of beginning of period	6,600
Disposals of time charter contracts	0	(3,100)
As of end of period	6,600	6,600
Time Charter Contracts Accumulated Depreciation and impairment [Member]
Property, Plant and Equipment
As of beginning of period	(2,237)
Charge for the period.	(978)	(1,219)
Disposals	0	3,100
As of end of period	(3,215)	(2,237)
Time Charter Contracts Net Book Value [Member]
Property, Plant and Equipment
As of end of period	3,385	4,363
Vessels Under Construction [Member]
Property, Plant and Equipment
As of beginning of period	43,638
Additions	164,085	219,988
Impairment charge	0	(6,500)
Transferred to vessels	(92,964)	(385,251)
Advances for vessels under construction	114,759	43,638
Impairment charge	$ 0	$ 6,500